Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, as of December 31, 2012 and 2013 and September 30, 2014 consists of the following (in thousands):

	DECEMBER 31,		SEPTEMBER 30, 2014
	2012	2013
			(unaudited)
Computer equipment and software	$6	$10	$108
Laboratory equipment	—	87	729
Furniture and fixtures	—	—	61
Leasehold improvements	—	—	30

Total property and equipment	6	97	928
Less accumulated depreciation	(2)	(28)	(111)

Property and equipment, net	$4	$69	$817